Earnings / (Loss) per share, detail (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ 3,819	$ (149,014)	$ (17,531)
Weighted average number of common shares outstanding	427,333	1,478	1,471
Total shares outstanding	427,361	1,478	1,471
Earnings / (Loss) per common share	$ 8.94	$ (100,821.38)	$ (11,917.74)
Earnings / (Loss) per common share	$ 8.94	$ (100,821.38)	$ (11,917.74)
Earnings / (Loss) per Share Basic [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ 3,819	$ (149,014)	$ (17,531)
Net income / (loss) available to common stockholders	$ 3,819	$ (149,014)	$ (17,531)
Weighted average number of common shares outstanding	427,333	1,478	1,471
Effect of dilutive shares	0	0	0
Earnings / (Loss) per common share	$ 8.94	$ (100,821.38)	$ (11,917.74)
Earnings / (Loss) Per Share Diluted [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income/ (loss)	$ 3,819	$ (149,014)	$ (17,531)
Net income / (loss) available to common stockholders	$ 3,819	$ (149,014)	$ (17,531)
Weighted average number of common shares outstanding	427,333	1,478	1,471
Effect of dilutive shares	28	0	0
Total shares outstanding	427,361	1,478	1,471
Earnings / (Loss) per common share	$ 8.94	$ (100,821.38)	$ (11,917.74)